Retirement benefit obligations - Schedule of Composition of Scheme Assets (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Corporate and other debt securities	£ 7,396	£ 7,305
Asset-backed securities	0	4
Debt instruments, amount contributed to fair value of plan assets	29,931	29,071
Pooled investment vehicles	8,028	8,974
Property	130	97
Equity instruments	89	85
Money market instruments, cash, derivatives and other assets and liabilities	(8,115)	(4,494)
At 31 December	30,063	33,733
Investment grade
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Debt instruments, amount contributed to fair value of plan assets	27,551	26,777
Fixed interest rate
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Government securities	6,985	5,657
Floating interest rate
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Government securities	15,550	16,105
Level 1 £m
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Corporate and other debt securities	7,396	7,305
Asset-backed securities	0	4
Debt instruments, amount contributed to fair value of plan assets	29,931	29,071
Pooled investment vehicles	686	613
Property	0	0
Equity instruments	23	23
Money market instruments, cash, derivatives and other assets and liabilities	55	466
At 31 December	30,695	30,173
Level 1 £m | Fixed interest rate
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Government securities	6,985	5,657
Level 1 £m | Floating interest rate
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Government securities	15,550	16,105
Level 2 and 3 of fair value hierarchy
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Corporate and other debt securities	0	0
Asset-backed securities	0	0
Debt instruments, amount contributed to fair value of plan assets	0	0
Pooled investment vehicles	7,342	8,361
Property	130	97
Equity instruments	66	62
Money market instruments, cash, derivatives and other assets and liabilities	(8,170)	(4,960)
At 31 December	(632)	3,560
Level 2 and 3 of fair value hierarchy | Fixed interest rate
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Government securities	0	0
Level 2 and 3 of fair value hierarchy | Floating interest rate
RETIREMENT BENEFIT OBLIGATIONS (Details) - Schedule of Composition of Scheme Assets [Line Items]
Government securities	£ 0	£ 0